Analysis of operating revenues and segmental analysis - Geographical information (Details) - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Disclosure of geographical areas [line items]
Total operating revenues - continuing operations	€ 8,494.8	€ 7,697.4	€ 7,151.0
UK
Disclosure of geographical areas [line items]
Total operating revenues - continuing operations	1,782.3	1,715.3	1,644.7
ITALY
Disclosure of geographical areas [line items]
Total operating revenues - continuing operations	1,522.1	1,440.8	1,358.7
SPAIN
Disclosure of geographical areas [line items]
Total operating revenues - continuing operations	1,107.1	1,005.6	929.6
GERMANY
Disclosure of geographical areas [line items]
Total operating revenues - continuing operations	823.3	773.2	643.6
Ireland
Disclosure of geographical areas [line items]
Total operating revenues - continuing operations	594.5	529.8	500.6
Other European countries
Disclosure of geographical areas [line items]
Total operating revenues - continuing operations	€ 2,665.5	€ 2,232.7	€ 2,073.8